Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
AGL Energy Ltd.	39,954	$275,602
Aurizon Holdings Ltd.	123,975	359,117
BHP Group PLC	106,676	3,226,470
BlueScope Steel Ltd.	66,083	1,103,611
CIMIC Group Ltd.(a)	6,610	99,054
Computershare Ltd.	29,961	326,785
Fortescue Metals Group Ltd.	277,905	4,849,344
Origin Energy Ltd.	103,491	332,557
Rio Tinto Ltd.	16,299	1,525,299
Santos Ltd.	81,910	441,634
Sonic Healthcare Ltd.	40,893	1,133,370
South32 Ltd.	834,848	1,857,250
Stockland	180,259	651,648

		16,181,741

Austria — 0.3%
Erste Group Bank AG(a)	23,970	854,110
OMV AG	17,991	888,177
Raiffeisen Bank International AG	27,534	602,915
voestalpine AG	14,734	640,298

		2,985,500

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	62,959	4,458,727
Proximus SADP	6,569	140,205
Solvay SA	9,357	1,191,726
UCB SA	15,583	1,445,554

		7,236,212

Canada — 2.9%
AltaGas Ltd.	43,862	818,981
Bausch Health Cos Inc.(a)	107,817	3,467,988
Canadian Tire Corp. Ltd., Class A, NVS	3,788	603,272
CGI Inc.(a)	13,961	1,234,156
Empire Co. Ltd., Class A, NVS	22,931	720,625
Fairfax Financial Holdings Ltd.	1,320	602,573
George Weston Ltd.	10,900	961,613
iA Financial Corp. Inc.	4,447	250,220
Kinross Gold Corp.	73,385	515,998
Loblaw Companies Ltd.	23,768	1,318,620
Lundin Mining Corp.	67,663	816,774
Magna International Inc.	34,090	3,216,686
Manulife Financial Corp.	169,684	3,702,096
Metro Inc.	20,282	928,534
Open Text Corp.	48,632	2,288,100
Power Corp. of Canada	43,457	1,264,640
SSR Mining Inc.	13,286	210,705
Teck Resources Ltd., Class B	154,336	3,263,111

		26,184,692

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	518	1,220,027
AP Moller - Maersk A/S, Class B, NVS	934	2,323,793
Danske Bank A/S	87,104	1,664,489
H Lundbeck A/S	7,372	227,688
Pandora A/S	7,985	907,379

		6,343,376

Finland — 0.9%
Fortum OYJ	46,918	1,234,085
Nokia OYJ(a)	1,366,961	6,487,570

		7,721,655

Security	Shares	Value

France — 11.2%
Atos SE(a)	35,494	$2,419,240
AXA SA	248,018	7,023,718
BNP Paribas SA(a)	200,345	12,876,346
Bollore SA	50,310	254,365
Bouygues SA	39,869	1,710,517
Capgemini SE	20,753	3,807,326
Carrefour SA	134,850	2,614,363
Cie. de Saint-Gobain(a)	111,467	7,044,657
Cie. Generale des Etablissements Michelin SCA	16,901	2,448,571
CNP Assurances	32,323	566,730
Credit Agricole SA(a)	204,194	3,164,049
Danone SA	36,356	2,565,962
Dassault Aviation SA(a)	184	200,678
Eiffage SA(a)	10,762	1,180,486
Electricite de France SA(a)	147,181	2,147,378
Engie SA(a)	371,234	5,528,046
Faurecia SE(a)	10,240	553,478
Faurecia SE, New(a)	8,073	435,282
Ipsen SA	4,312	417,547
Natixis SA(a)	105,159	514,463
Orange SA	198,724	2,475,967
Publicis Groupe SA	28,004	1,815,686
Renault SA(a)	30,886	1,246,478
Sanofi	182,293	19,150,900
SCOR SE(a)	7,941	257,243
SES SA	26,713	202,718
Societe Generale SA(a)	200,774	5,720,842
Thales SA	7,819	797,993
TOTAL SE	172,328	7,639,287
Vinci SA	29,369	3,231,392

		100,011,708

Germany — 7.3%
Bayer AG, Registered	251,547	16,297,353
Bayerische Motoren Werke AG	50,382	5,058,196
Commerzbank AG(a)	236,136	1,560,874
Continental AG(a)	9,873	1,338,739
Daimler AG, Registered	115,997	10,340,131
Deutsche Bank AG, Registered(a)	281,277	3,929,805
Deutsche Telekom AG, Registered	141,419	2,723,842
Evonik Industries AG	10,380	363,867
Fresenius Medical Care AG & Co. KGaA	29,917	2,382,691
Fresenius SE & Co. KGaA	80,955	3,983,903
HeidelbergCement AG	32,151	2,949,971
Henkel AG & Co. KGaA	7,826	779,112
HOCHTIEF AG	3,399	319,072
LANXESS AG	4,357	321,096
Merck KGaA	13,370	2,352,255
Siemens AG, Registered	42,140	7,042,078
Uniper SE	33,808	1,234,779
United Internet AG, Registered(b)	7,710	324,938
Volkswagen AG	6,216	1,976,961

		65,279,663

Hong Kong — 2.9%
Bank of East Asia Ltd. (The)	110,000	231,136
CK Asset Holdings Ltd.	865,000	5,429,325
CK Hutchison Holdings Ltd.	1,020,500	8,369,654
CK Infrastructure Holdings Ltd.	41,500	254,337
Hongkong Land Holdings Ltd.	116,600	577,170
Jardine Matheson Holdings Ltd.	52,100	3,503,204

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.	1,060,000	$1,574,950
Sun Hung Kai Properties Ltd.	140,000	2,114,371
Swire Pacific Ltd., Class A	64,500	521,939
WH Group Ltd.(c)	2,244,500	1,962,206
Wharf Real Estate Investment Co. Ltd.(d)	216,058	1,243,463

		25,781,755

Israel — 0.7%
Bank Hapoalim BM(a)	91,357	729,538
Bank Leumi Le-Israel BM	125,930	888,365
ICL Group Ltd.	61,296	394,044
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	60,189	272,426
Teva Pharmaceutical Industries Ltd., ADR(a)	380,378	4,070,045

		6,354,421

Italy — 2.8%
Atlantia SpA(a)	28,531	557,258
CNH Industrial NV	95,775	1,426,186
Enel SpA	946,328	9,417,678
Eni SpA	178,601	2,134,948
Intesa Sanpaolo SpA(a)	1,868,808	5,221,485
Mediobanca Banca di Credito Finanziario SpA(a)	69,562	787,311
Telecom Italia SpA/Milano	1,732,921	951,883
UniCredit SpA	437,317	4,507,397

		25,004,146

Japan — 37.0%
Aeon Mall Co. Ltd.	31,100	493,366
AGC Inc.	46,200	2,104,899
Air Water Inc.	16,900	279,850
Aisin Corp.	23,600	908,979
Alfresa Holdings Corp.	38,600	691,096
Amada Co. Ltd.	57,400	621,236
Asahi Group Holdings Ltd.	73,900	3,086,350
Asahi Kasei Corp.	175,200	1,845,687
Astellas Pharma Inc.	238,400	3,578,017
Bank of Kyoto Ltd. (The)	5,900	316,308
Bridgestone Corp.	57,900	2,318,543
Brother Industries Ltd.	70,900	1,499,016
Canon Inc.	244,600	5,824,928
Central Japan Railway Co.	29,400	4,299,520
Chiba Bank Ltd. (The)	79,400	495,410
Chubu Electric Power Co. Inc.	193,900	2,342,482
Chugoku Electric Power Co. Inc. (The)	33,000	368,327
Coca-Cola Bottlers Japan Holdings Inc.	18,800	300,133
Concordia Financial Group Ltd.	154,600	579,900
Dai Nippon Printing Co. Ltd.	48,400	961,314
Dai-ichi Life Holdings Inc.	88,700	1,594,985
Daito Trust Construction Co. Ltd.	17,300	1,839,129
Daiwa House Industry Co. Ltd.	133,100	3,939,239
Daiwa House REIT Investment Corp.	214	573,838
Daiwa Securities Group Inc.	153,400	816,926
Denso Corp.	40,900	2,641,353
Dentsu Group Inc.	15,200	467,243
ENEOS Holdings Inc.	451,200	1,945,066
Fuji Electric Co. Ltd.	21,600	983,121
FUJIFILM Holdings Corp.	98,600	6,392,921
Fujitsu Ltd.	41,200	6,560,414
Fukuoka Financial Group Inc.	30,400	517,305
Hankyu Hanshin Holdings Inc.	29,700	934,706
Hino Motors Ltd.	50,000	418,554

Security	Shares	Value

Japan (continued)
Hirose Electric Co. Ltd.	2,900	$461,909
Hisamitsu Pharmaceutical Co. Inc.	3,700	215,287
Hitachi Construction Machinery Co. Ltd.	14,900	457,340
Hitachi Ltd.	378,500	18,633,260
Honda Motor Co. Ltd.	273,700	8,092,936
Hulic Co. Ltd.	68,900	784,151
Idemitsu Kosan Co. Ltd.	21,400	512,363
Iida Group Holdings Co. Ltd.	24,100	587,149
Inpex Corp.	168,300	1,148,637
Isuzu Motors Ltd.	81,500	824,656
ITOCHU Corp.	361,800	11,280,494
Japan Post Bank Co. Ltd.	59,600	544,718
Japan Post Holdings Co. Ltd.	299,100	2,510,902
Japan Post Insurance Co. Ltd.	26,000	500,947
Japan Tobacco Inc.	221,100	4,134,563
JFE Holdings Inc.	133,400	1,754,990
Kajima Corp.	138,700	1,916,079
Kansai Electric Power Co. Inc. (The)	215,900	2,137,174
KDDI Corp.	145,600	4,403,766
Kirin Holdings Co. Ltd.	66,300	1,243,750
Komatsu Ltd.	119,900	3,515,663
Kubota Corp.	60,200	1,415,434
Kuraray Co. Ltd.	55,200	599,446
Kurita Water Industries Ltd.	5,200	239,769
Kyocera Corp.	76,900	4,669,368
Kyushu Electric Power Co. Inc.	83,100	758,737
Kyushu Railway Co.	20,900	468,842
Lawson Inc.	5,400	242,075
Lixil Corp.	38,700	1,048,357
Marubeni Corp.	638,900	5,310,869
Mazda Motor Corp.(a)	63,300	489,930
Medipal Holdings Corp.	39,000	716,454
MEIJI Holdings Co. Ltd.	9,400	582,206
MINEBEA MITSUMI Inc.	47,600	1,193,647
Mitsubishi Chemical Holdings Corp.	257,500	1,916,438
Mitsubishi Corp.	383,900	10,606,816
Mitsubishi Electric Corp.	270,700	4,165,568
Mitsubishi Estate Co. Ltd.	192,200	3,157,176
Mitsubishi Gas Chemical Co. Inc.	30,000	693,564
Mitsubishi HC Capital Inc.	58,600	335,608
Mitsubishi Heavy Industries Ltd.	68,200	2,025,940
Mitsubishi UFJ Financial Group Inc.	2,255,700	11,928,042
Mitsui & Co. Ltd.	493,700	10,404,263
Mitsui Chemicals Inc.	30,300	953,589
Mizuho Financial Group Inc.	423,070	5,941,288
NEC Corp.	57,900	3,368,958
NGK Insulators Ltd.	45,200	823,322
NGK Spark Plug Co. Ltd.	20,400	340,420
NH Foods Ltd.	15,000	669,000
Nippon Express Co. Ltd.	13,000	993,093
Nippon Steel Corp.	172,000	3,000,814
Nippon Telegraph & Telephone Corp.	152,000	3,831,115
Nippon Yusen KK	37,400	1,467,874
Nisshin Seifun Group Inc.	13,800	222,456
Nitto Denko Corp.	9,400	779,141
Nomura Holdings Inc.	422,800	2,270,174
Nomura Real Estate Holdings Inc.	12,700	312,547
NSK Ltd.	55,300	508,959
NTT Data Corp.	78,700	1,222,566
Obayashi Corp.	210,000	1,915,466

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Oji Holdings Corp.	182,100	$1,147,861
ORIX Corp.	200,700	3,227,028
Osaka Gas Co. Ltd.	63,000	1,214,986
Otsuka Holdings Co. Ltd.	61,700	2,371,362
Panasonic Corp.	169,900	2,003,578
Renesas Electronics Corp.(a)	85,600	998,490
Resona Holdings Inc.	406,600	1,670,220
Ricoh Co. Ltd.	247,100	2,626,872
Rohm Co. Ltd.	19,500	1,932,071
SCSK Corp.	2,700	156,608
Sega Sammy Holdings Inc.	10,100	144,979
Seiko Epson Corp.	75,300	1,279,973
Sekisui Chemical Co. Ltd.	35,200	612,510
Sekisui House Ltd.	89,500	1,808,751
Seven & i Holdings Co. Ltd.	151,600	6,517,254
Shimamura Co. Ltd.	1,100	108,888
Shimizu Corp.	155,000	1,269,155
Shinsei Bank Ltd.(a)	31,500	458,501
Shionogi & Co. Ltd.	26,200	1,377,534
Shizuoka Bank Ltd. (The)	62,700	480,123
SoftBank Group Corp.	102,000	9,224,372
Stanley Electric Co. Ltd.	12,400	355,080
Subaru Corp.	73,500	1,363,353
SUMCO Corp.	54,500	1,412,049
Sumitomo Chemical Co. Ltd.	281,200	1,432,948
Sumitomo Corp.	337,200	4,590,399
Sumitomo Dainippon Pharma Co. Ltd.	26,000	450,757
Sumitomo Electric Industries Ltd.	104,100	1,548,571
Sumitomo Metal Mining Co. Ltd.	29,600	1,256,250
Sumitomo Mitsui Financial Group Inc.	237,000	8,243,667
Sumitomo Mitsui Trust Holdings Inc.	53,100	1,807,163
Sundrug Co. Ltd.	6,200	211,290
Suntory Beverage & Food Ltd.	11,400	384,850
Suzuken Co. Ltd.	11,900	428,402
Suzuki Motor Corp.	29,300	1,111,633
T&D Holdings Inc.	29,900	366,279
Taiheiyo Cement Corp.	29,200	731,703
Taisei Corp.	49,000	1,806,596
Taisho Pharmaceutical Holdings Co. Ltd.	5,700	335,831
Takeda Pharmaceutical Co. Ltd.	96,500	3,209,162
TDK Corp.	28,100	3,817,620
Teijin Ltd.	30,900	508,286
TIS Inc.	24,700	613,517
Tohoku Electric Power Co. Inc.	111,000	977,933
Tokyo Electric Power Co. Holdings Inc.(a)	710,600	2,099,847
Tokyo Gas Co. Ltd.	21,700	439,340
Toppan Printing Co. Ltd.	75,600	1,288,530
Toray Industries Inc.	143,500	891,681
Toshiba Corp.	41,600	1,718,348
Tosoh Corp.	46,200	819,135
Toyo Suisan Kaisha Ltd.	10,100	411,651
Toyoda Gosei Co. Ltd.	7,000	170,989
Toyota Industries Corp.	15,900	1,272,815
Toyota Motor Corp.	251,200	18,677,118
Toyota Tsusho Corp.	59,000	2,493,756
Yamada Holdings Co. Ltd.	74,200	369,286
Yamaha Motor Co. Ltd.	38,100	951,236
Yamazaki Baking Co. Ltd.	11,400	180,535
Yokogawa Electric Corp.	28,900	524,565

		329,693,513

Security	Shares	Value

Netherlands — 5.3%
ABN AMRO Bank NV, CVA(a)(c)	56,187	$726,972
Aegon NV	435,442	2,026,499
ArcelorMittal SA(a)	207,483	6,056,873
EXOR NV	9,802	806,151
ING Groep NV	601,982	7,703,197
Koninklijke Ahold Delhaize NV	216,647	5,839,303
NN Group NV	61,706	3,087,889
Randstad NV	11,975	866,083
Royal Dutch Shell PLC, Class A	322,610	6,097,044
Royal Dutch Shell PLC, Class B	293,194	5,273,186
Stellantis NV	542,734	9,031,814

		47,515,011

Norway — 0.5%
Equinor ASA	44,813	914,254
Mowi ASA	44,182	1,093,356
Norsk Hydro ASA	180,943	1,157,763
Yara International ASA	17,687	925,416

		4,090,789

Singapore — 0.5%
Keppel Corp. Ltd.	253,500	1,032,750
Singapore Telecommunications Ltd.	344,900	648,113
UOL Group Ltd.	39,500	228,616
Venture Corp. Ltd.	45,700	692,164
Wilmar International Ltd.	414,200	1,625,168

		4,226,811

Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	48,774	1,592,914
Banco Bilbao Vizcaya Argentaria SA	1,048,296	5,893,883
Banco Santander SA	2,875,012	11,126,917
CaixaBank SA	540,223	1,734,404
Repsol SA	231,544	2,770,045
Telefonica SA	684,394	3,174,796

		26,292,959

Sweden — 0.4%
Boliden AB	33,216	1,295,525
ICA Gruppen AB	8,047	371,147
Securitas AB, Class B	18,987	324,356
Skanska AB, Class B	22,579	613,090
SKF AB, Class B	21,181	547,576
Telia Co. AB	135,679	562,244

		3,713,938

Switzerland — 4.2%
Adecco Group AG, Registered	8,995	609,891
Credit Suisse Group AG, Registered	336,134	3,518,157
Glencore PLC	1,687,499	6,897,135
LafargeHolcim Ltd., Registered	47,988	2,962,255
Novartis AG, Registered	261,924	22,388,679
Siemens Energy AG(a)	24,405	816,729
Swiss Life Holding AG, Registered	1,382	674,142

		37,866,988

United Kingdom — 14.1%
3i Group PLC	87,689	1,556,474
Anglo American PLC	210,956	8,966,833
Associated British Foods PLC(a)	42,089	1,344,972
Aviva PLC	652,505	3,616,415
BAE Systems PLC	259,192	1,816,572
Barclays PLC	3,419,407	8,308,770
Barratt Developments PLC	120,831	1,291,530

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Berkeley Group Holdings PLC	10,476	$671,126
BP PLC	1,208,625	5,070,410
British American Tobacco PLC	661,126	24,550,020
British Land Co. PLC (The)	96,875	695,321
BT Group PLC(a)	1,456,124	3,325,520
Coca-Cola European Partners PLC	20,688	1,175,492
DCC PLC	5,944	517,159
Evraz PLC	82,871	737,084
GlaxoSmithKline PLC	285,894	5,302,602
HSBC Holdings PLC	956,500	5,996,533
Imperial Brands PLC	275,056	5,740,997
Informa PLC(a)	87,604	681,905
J Sainsbury PLC	575,943	1,895,473
Kingfisher PLC(a)	269,617	1,333,795
Lloyds Banking Group PLC	8,763,588	5,512,915
M&G PLC	323,394	972,972
Melrose Industries PLC	724,315	1,633,644
Natwest Group PLC	674,120	1,834,973
Pearson PLC	64,297	738,886
Persimmon PLC	28,039	1,215,887
Rio Tinto PLC	140,203	11,794,619
Standard Chartered PLC	469,104	3,374,793
Taylor Wimpey PLC	407,524	1,013,371
Tesco PLC	1,146,085	3,506,856
Vodafone Group PLC	3,216,788	6,092,806
Wm Morrison Supermarkets PLC	558,118	1,343,413
WPP PLC	123,369	1,666,428

		125,296,566

Total Common Stocks — 97.3% (Cost: $782,182,051)		867,781,444

Preferred Stocks

Germany — 1.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	11,386	934,781
Porsche Automobil Holding SE, Preference Shares, NVS	41,093	4,332,384
Volkswagen AG, Preference Shares, NVS	37,173	9,697,075

		14,964,240

Security	Shares	Value

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,167,437	$685,816

Total Preferred Stocks — 1.8% (Cost: $11,220,979)		15,650,056

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(d)	336,134	4

Total Rights — 0.0% (Cost: $0)		4

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	840,229	840,649
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	430,000	430,000

		1,270,649

Total Short-Term Investments — 0.1% (Cost: $1,270,649)		1,270,649

Total Investments in Securities — 99.2% (Cost: $794,673,679)		884,702,153

Other Assets, Less Liabilities — 0.8%		7,015,985

Net Assets — 100.0%		$891,718,138

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,544,112	$—		$(4,701,637	)(a)	$(1,642)	$(184)	$840,649	840,229	$19,118	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	112,000	318,000	(a)	—		—	—	430,000	430,000	87		—

						$(1,642)	$(184)	$1,270,649		$19,205		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Value Factor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	54	06/18/21	$2,558	$44,043
FTSE 100 Index	28	06/18/21	2,682	68,829
TOPIX Index	16	06/10/21	2,784	(84,920)

				$27,952

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$867,781,444	$—	$—	$867,781,444
Preferred Stocks	15,650,056	—	—	15,650,056
Rights	—	4	—	4
Money Market Funds	1,270,649	—	—	1,270,649

	$884,702,149	$4	$—	$884,702,153

Derivative financial instruments(a)
Assets
Futures Contracts	$112,872	$—	$—	$112,872
Liabilities
Futures Contracts	(84,920)	—	—	(84,920)

	$27,952	$—	$—	$27,952

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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